Shareholder Report, Holdings (Details)	Jun. 30, 2024
American Funds® Multi-Sector Income Fund (Class R-6) | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund (Class R-6) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund (Class R-6) | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund (Class R-6) | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund (Class R-6) | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund (Class R-6) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund (Class R-6) | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund (Class R-6) | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund (Class R-6) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund (Class R-6) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund (Class R-6) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund (Calss R-5) | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund (Calss R-5) | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund (Calss R-5) | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund (Calss R-5) | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund (Calss R-5) | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund (Calss R-5) | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund (Calss R-5) | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund (Calss R-5) | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund (Calss R-5) | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund (Calss R-5) | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund (Calss R-5) | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class R-5E | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class R-5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class R-5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-5E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-5E | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class R-4 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class R-4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class R-4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-4 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-4 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class R-3 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class R-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class R-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-3 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class R-2E | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class R-2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class R-2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-2E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-2E | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class R-2 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class R-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class R-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-2 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class R-1 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class R-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class R-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class R-1 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class R-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class 529-F-3 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class 529-F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-F-3 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class 529-F-2 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class 529-F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-F-2 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class 529-F-1 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-F-1 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund American Funds® Multi-Sector Income Fund Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class 529-E | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-E | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-E | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class 529-C | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-C | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class 529-A | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class 529-A | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class F-3 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class F-3 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class F-3 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class F-2 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class F-2 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class F-2 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class F-1 | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class F-1 | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class F-1 | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class T | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class T | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class T | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class C | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class C | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class C | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]
American Funds® Multi-Sector Income Fund Class A | Corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.58%
American Funds® Multi-Sector Income Fund Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
American Funds® Multi-Sector Income Fund Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
American Funds® Multi-Sector Income Fund Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
American Funds® Multi-Sector Income Fund Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.87%
American Funds® Multi-Sector Income Fund Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class A | Common stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.45%
American Funds® Multi-Sector Income Fund Class A | Convertible bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds® Multi-Sector Income Fund Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Multi-Sector Income Fund Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.